Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Insurance claims for recoveries	189	—
Refund of value added tax	453	312
Prepaid expenses	464	247
Current portion of deferred debt issuance cost	1,149	1,116
Other receivable	1,703	139

Total other current assets	$3,958	$1,814